Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,345,631.25
Previously Paid Amount	0.00
Total Fee Amount	2,395.43
Total Offset Amount	2,395.43
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A